IMPAIRMENT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Impairment Loss (Textual)
Goodwill impairment loss	$ 1,035,000	$ 1,517,000